Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally approves the target value of annual equity awards for Civeo’s executive officers, including each of the NEOs, at its meeting in February of each year, with a grant date to be effective shortly after the filing of the Company's Annual Report on Form 10-K for the prior fiscal year. Additionally, awards to non-executive employees are typically presented to the Compensation Committee at this same meeting and granted during the same period described above. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in Civeo’s best interest, the Compensation Committee may approve grants to be effective at other times. The Company may change its equity grant practices in the future. Civeo did not grant any stock option awards in 2025. Civeo does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee generally approves the target value of annual equity awards for Civeo’s executive officers, including each of the NEOs, at its meeting in February of each year, with a grant date to be effective shortly after the filing of the Company's Annual Report on Form 10-K for the prior fiscal year. Additionally, awards to non-executive employees are typically presented to the Compensation Committee at this same meeting and granted during the same period described above. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in Civeo’s best interest, the Compensation Committee may approve grants to be effective at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company may change its equity grant practices in the future. Civeo did not grant any stock option awards in 2025. Civeo does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false